PRIVATE PLACEMENTS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Nov. 30, 2021	Aug. 31, 2022	Nov. 08, 2021
Subsidiary, Sale of Stock [Line Items]
Share issued price per share	$ 10.00	$ 10.00
Proceeds from issuance of private placement		$ 4,737,500
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	$ 11.50	$ 11.50	$ 12.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued, sale of transactions	440,000	440,000
Share issued price per share	$ 10.00	$ 10.00
Proceeds from issuance of private placement	$ 4,400,000	$ 4,400,000
Private Placement [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued, sale of transactions		33,750
Share issued price per share		$ 10.00
Proceeds from issuance of private placement		$ 337,500
Description on sale of stock	Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial business combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment	Each Private Placement Unit is comprised of one Class A common share, one-half of one warrant and one right. Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued, sale of transactions	473,750
Proceeds from issuance of private placement	$ 4,737,500